BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
COMMON STOCKS—96.5%
Basic Industries—2.3%
Corteva, Inc.	601,653		$15,655,011
DuPont de Nemours, Inc.	145,583		9,435,234
FMC Corp.	99,565		9,753,388
Mosaic Co., (The)(a)	355,181		6,766,198
			41,609,831
Capital Goods—7.0%
AMETEK, Inc.	66,192		6,553,670
Caterpillar, Inc.	65,472		9,475,763
Cemex SAB de CV - SP ADR	890,189		3,320,405
CRH PLC - SP ADR	250,528		9,595,222
Dover Corp.	124,143		13,839,462
General Dynamics Corp.	64,502		11,722,593
Masco Corp. (a)	134,601		6,265,677
Mohawk Industries, Inc.* (a)	74,795		10,424,179
Owens Corning	134,022		8,987,515
PACCAR, Inc.	125,756		10,232,766
Spirit AeroSystems Holdings, Inc. Class A	58,687		5,105,182
Trinseo SA	87,420		3,321,086
United Technologies Corp.	95,148		14,114,254
WESCO International, Inc.*	160,106		8,424,778
World Fuel Services Corp.	147,367		6,248,361
			127,630,913
Communications—0.5%
Comcast Corp., Class A	214,856		9,485,892
Consumer Durables—1.9%
Fiat Chrysler Automobiles NV (a)	231,216		3,410,436
Lear Corp.	61,195		7,362,370
Sony Corp. - SP ADR (a)	366,787		23,283,639
			34,056,445
Consumer Non-Durables—4.2%
Activision Blizzard, Inc.#	344,035		18,863,439
Altria Group, Inc.	149,702		7,440,189
Ambev SA - ADR	1,618,746		6,814,921
Electronic Arts, Inc.*	53,152		5,368,884
PepsiCo, Inc.	205,342		27,891,604
Philip Morris International, Inc.	112,138		9,299,604
			75,678,641
Consumer Services—7.9%
CDK Global, Inc. (a)	113,518		6,078,889
Dick's Sporting Goods, Inc. (a)	249,691		11,438,345
eBay, Inc.	391,006		13,888,533
Foot Locker, Inc. (a)	171,004		6,848,710
Fox Corp., Class A (a)	436,647		15,614,497
Huron Consulting Group, Inc.*	88,919		5,962,019
IAA, Inc.*	136,173		6,172,722
International Game Technology PLC#	488,200		7,249,770
Interpublic Group of Cos., Inc., (The)	581,873		13,033,955
KAR Auction Services, Inc. (a)	88,430		1,867,642
Las Vegas Sands Corp.	87,776		5,507,944
Lowe's Cos., Inc.	129,647		15,208,889
ManpowerGroup, Inc.	57,869		5,360,984
Melco Resorts & Entertainment Ltd. - ADR	249,473		5,308,785
Omnicom Group, Inc. (a)	76,756		6,100,567
Robert Half International, Inc.	85,874		4,997,867
Target Corp. (a)	67,434		8,429,924
Wyndham Destinations, Inc.	112,564		5,459,354
			144,529,396
Energy—4.0%
Apergy Corp.*	167,647		4,281,704
Canadian Natural Resources Ltd.	307,063		8,588,552
Cimarex Energy Co. (a)	197,668		9,086,798
Diamondback Energy, Inc. (a)	180,295		13,944,015
Marathon Oil Corp. (a)	960,678		11,191,899
Marathon Petroleum Corp.	165,926		10,061,753
Phillips 66	86,238		9,893,223
Valero Energy Corp.	52,204		4,984,960
			72,032,904
Finance—28.7%
Aflac, Inc. (a)	153,749		8,431,595
AIR LEASE Corp. (a)	292,125		13,563,364
Alleghany Corp.*	27,237		21,245,949
Allstate Corp., (The)	193,491		21,545,223
American International Group, Inc.	606,971		31,963,093
Aon PLC	49,611		10,101,296
Bank of America Corp.	1,276,147		42,521,218
BB&T Corp. (a)	389,830		21,331,497
Capital One Financial Corp.	155,306		15,532,153
Charles Schwab Corp., (The)	210,610		10,425,195
Chubb Ltd.	170,935		25,893,234
Citigroup, Inc.	477,772		35,890,233
Discover Financial Services	129,500		10,990,665
Fifth Third Bancorp	286,240		8,641,586
Globe Life, Inc.	58,756		6,037,766
Goldman Sachs Group, Inc., (The)(a)	69,181		15,313,214
Huntington Bancshares, Inc. (a)	908,207		13,523,202
JPMorgan Chase & Co.	303,017		39,925,520
KeyCorp	1,342,421		26,029,543
Loews Corp.	366,544		18,657,090
MetLife, Inc.	288,945		14,421,245
Prudential Financial, Inc. (a)	154,492		14,463,541
Raymond James Financial, Inc.	114,073		10,246,037
Renaissance Holdings Ltd.	66,182		12,464,056
State Street Corp. (a)	75,056		5,636,706
Synchrony Financial (a)	285,477		10,679,694
Travelers Cos., Inc., (The)	93,968		12,847,305
Wells Fargo & Co.	466,404		25,400,362
White Mountains Insurance Group Ltd.	17,665		19,553,742
			523,275,324
Health Care—23.4%
Abbott Laboratories	291,602		24,917,391
Alcon, Inc.*	80,021		4,424,361
Allergan PLC	73,188		13,535,389
AmerisourceBergen Corp.	91,500		8,043,765
Anthem, Inc.	72,386		20,894,943
Avantor, Inc.* (a)	419,437		7,184,956
Biogen, Inc.*	56,686		16,995,030
Centene Corp.* (a)	357,084		21,592,870
Cigna Corp.	53,287		10,653,137
Gilead Sciences, Inc.	335,468		22,556,868
GlaxoSmithKline PLC - SP ADR (a)	214,379		9,749,957
Henry Schein, Inc.* (a)	80,127		5,520,750
Humana, Inc.	31,054		10,596,556
Jazz Pharmaceuticals PLC*	58,582		8,852,912
Johnson & Johnson	221,204		30,413,338
Laboratory Corp. of America Holdings*	49,743		8,570,221
McKesson Corp.	138,121		19,977,821
Medtronic PLC	307,606		34,264,232
Merck & Co., Inc.	473,476		41,277,638
Molina Healthcare, Inc.*	42,403		5,745,607
Novartis AG - SP ADR	264,662		24,428,303
Pfizer, Inc.	714,537		27,523,965
Roche Holding AG - SP ADR	260,399		10,043,589
UnitedHealth Group, Inc. (a)	78,623		22,004,219
Zimmer Biomet Holdings, Inc.	109,948		15,973,245
			425,741,063
Technology—15.2%
Alliance Data Systems Corp.	77,095		8,242,226
Alphabet, Inc., Class A*	11,241		14,659,276
Amdocs Ltd.	87,626		6,072,482
Arrow Electronics, Inc.*	105,957		8,438,415
Belden, Inc. (a)	89,138		4,790,276
Booking Holdings, Inc.* (a)	4,825		9,186,945
Cisco Systems, Inc.	599,073		27,143,998
Eaton Corp. PLC	171,945		15,904,913
EnerSys	81,887		5,746,011
Facebook, Inc.*	77,604		15,648,071
Fidelity National Information Services, Inc.	92,627		12,796,420
Flex Ltd.*	677,813		8,045,640
Hewlett Packard Enterprise Co. (a)	975,762		15,446,312
HP, Inc.	301,162		6,047,333
Jabil, Inc. (a)	364,484		14,156,559
Leidos Holdings, Inc. (a)	79,852		7,253,756
Microsoft Corp.	101,239		15,325,560
Momo, Inc. - SP ADR	199,940		7,483,754
NetEase, Inc. - ADR	23,033		7,262,766
NortonLifeLock, Inc.	213,927		5,326,782
Oracle Corp.	326,360		18,321,850
Qorvo, Inc.*	242,744		25,296,352
TE Connectivity Ltd.	200,589		18,596,606
			277,192,303
Transportation—0.9%
CH Robinson Worldwide, Inc. (a)	63,018		4,842,933
Expeditors International of Washington, Inc.	40,577		3,033,537
Southwest Airlines Co.	155,476		8,961,637
			16,838,107
Utilities—0.5%
Vistra Energy Corp.	339,967		9,019,325
TOTAL COMMON STOCKS
(Cost $1,266,639,519)			1,757,090,144
RIGHTS—0.0%
Technology—0.0%
CVR Banctec Inc. - Escrow Shares*‡	14,327		0
TOTAL RIGHTS
(Cost $0)			0

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL—13.1%
Mount Vernon Liquid Assets Portfolio, LLC, 1.81%(b)	238,822,382		238,822,382
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $238,822,382)			238,822,382
SHORT-TERM INVESTMENTS—3.6%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.52%(a)	64,635,602		64,635,602
TOTAL SHORT-TERM INVESTMENTS
(Cost $64,635,602)			64,635,602
TOTAL INVESTMENTS—113.2%
(Cost $1,570,097,503)			2,060,548,128
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ƗƗ —(0.2%)
Call Options Written—(0.2%)
Activision Blizzard, Inc.
Expiration:
05/15/2020,
Exercise Price:
45.00	(1,672)	(9,167,576)	(1,876,820)
International Game Technology PLC
Expiration:
04/17/2020,
Exercise Price:
12.00	(4,882)	(7,249,770)	(1,708,700)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(3,314,987))			(3,585,520)
TOTAL OPTIONS WRITTEN
(Premiums received $(3,314,987))			(3,585,520)
LIABILITIES IN EXCESS OF OTHER ASSETS—(13.0)%			(236,454,111)
NET ASSETS—100.0%			$1,820,508,497

PLC	Public Limited Company
*	Non-income producing.
(a)	All or a portion of the security is on loan. At November 30, 2019, the market value of securities on loan was $232,095,598.
(b)	Seven-day yield as of November 30, 2019.
#	Security segregated as collateral for options written.
‡
Security has been valued at fair market value using significant unobservable inputs as determined in good faith by or under the direction of The RBB Fund, Inc.’s Board of Directors. as of November 30, 2019, these securities amounted to $0 or 0.0% of net assets.

ƗƗ	Primary risk exposure is equity contracts.

Industry classifications may be different than those used for compliance monitoring purposes.

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS ALL-CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2019 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners All-Cap Value Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stock
Basic Industries	$41,609,831	$41,609,831	$-	$-		$-
Capital Goods	127,630,913	127,630,913	-	-		-
Communications	9,485,892	9,485,892	-	-		-
Consumer Durables	34,056,445	34,056,445	-	-		-
Consumer Non-Durables	75,678,641	75,678,641	-	-		-
Consumer Services	144,529,396	144,529,396	-	-		-
Energy	72,032,904	72,032,904	-	-		-
Finance	523,275,324	523,275,324	-	-		-
Health Care	425,741,063	425,741,063	-	-		-
Technology	277,192,303	277,192,303	-	-		-
Transportation	16,838,107	16,838,107	-	-		-
Utilities	9,019,325	9,019,325	-	-		-
Rights	-	-	-	-	**	-
Investments Purchased with Proceeds from Securities Lending Collateral	238,822,382	-	-	-		238,822,382
Short-Term Investments	64,635,602	64,635,602	-	-		-
Options Written
Equity Contracts	(3,585,520)	-	(3,585,520)	-		-
Total Assets	$2,056,962,608	$1,821,725,746	$(3,585,520)	$-	**	$238,822,382

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy included to reconcile to the amounts presented in the Portfolio of Investments.

** Value equals zero as of the end of the reporting period.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of
Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total
Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal year, the Fund had no significant level 3 investments or transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.